FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of Information about Inputs Into the Fair Value Measurements of the Assets and Liabilities that the Group Makes on a Recurring Basis

Fair Value Measurements at Reporting Date Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant	Significant
	Carrying	Markets	Other	Unobservable
	Value on	for Identical	Observable	Inputs
	Balance Sheet	Assets (Level 1)	Inputs (Level 2)	(Level 3)
As of December 31, 2020
Assets:
Short term investments, available for sale	117,854	117,854	—	—

Fair Value Measurements at Reporting Date Using
	Total Fair	Quoted Prices
	Value and	in Active	Significant	Significant
	Carrying	Markets	Other	Unobservable
	Value on	for Identical	Observable	Inputs
	Balance Sheet	Assets (Level 1)	Inputs (Level 2)	(Level 3)
As of December 31, 2019
Assets:
Short term investments, available for sale	57,487	57,487	—	—

Schedule of Quantitative Information about Level 3 Fair Value Measurements of Intangible Assets

		Valuation		Range of discount
	Fair value	techniques	Unobservable inputs	rates
Intangible assets in 2019	158,870	Relief-from-royalty method	Royalty rate	1%‑5%
			Discount rate	14.8%‑16%
			Terminal growth rate	3%
Intangible assets in 2020	177,814	Relief-from-royalty method	Royalty rate	1%‑7%
			Discount rate	14.8%‑16%
			Terminal growth rate	3%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

		Valuation
	Fair value	techniques	Unobservable inputs	Discount rates
Contingent consideration payable in 2019	—	Discounted cash flow method	Discount rate	14.8%
Contingent consideration payable in 2020	—	Discounted cash flow method	Discount rate	14.8%